Recent Accounting Pronouncements (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance cost	$ 32	$ 29
New Accounting Pronouncement, Early Adoption, Effect
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issuance cost			$ 29